PROPERTY AND EQUIPMENT (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 IDR (Rp)
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance	Rp 159,123		Rp 153,174
Ending balance	163,205	$ 11,451	159,123
Gross or Cost
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance	318,912		301,290
Additions	30,321		29,279
Deductions	5,623		7,488
Reclassifications/Translations	(4,922)		(4,169)
Ending balance	338,688		318,912
Accumulated depreciation and amortization
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance	(159,789)		(148,116)
Additions	24,340		21,943
Deductions	(5,276)		(7,168)
Reclassifications/Translations	(3,370)		(3,102)
Ending balance	(175,483)		(159,789)
Buildings | Gross or Cost
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance	16,137		14,062
Additions	197		201
Deductions	5
Reclassifications/Translations	967		1,874
Ending balance	17,296		16,137
Buildings | Accumulated depreciation and amortization
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance	(4,872)		(4,113)
Additions	652		739
Deductions	(2)
Reclassifications/Translations	15		20
Ending balance	(5,537)		(4,872)
Leasehold improvements | Gross or Cost
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance	1,410		1,549
Additions	45		31
Deductions	35		192
Reclassifications/Translations	57		22
Ending balance	1,477		1,410
Leasehold improvements | Accumulated depreciation and amortization
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance	(1,061)		(1,091)
Additions	132		158
Deductions	(30)		(188)
Ending balance	(1,163)		(1,061)
Switching equipment | Gross or Cost
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance	17,506		17,368
Additions	1,112		956
Deductions	1,223		1,921
Reclassifications/Translations	929		1,103
Ending balance	18,324		17,506
Switching equipment | Accumulated depreciation and amortization
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance	(11,621)		(11,996)
Additions	1,871		1,569
Deductions	(1,223)		(1,921)
Reclassifications/Translations	(44)		(23)
Ending balance	(12,225)		(11,621)
Telegraph, telex and data communication equipment | Gross or Cost
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance	2,012		2,258
Additions			429
Reclassifications/Translations	(429)		(675)
Ending balance	1,583		2,012
Telegraph, telex and data communication equipment | Accumulated depreciation and amortization
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance	(1,582)		(1,580)
Reclassifications/Translations			2
Ending balance	(1,582)		(1,582)
Transmission installation and equipment | Gross or Cost
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance	159,196		151,752
Additions	3,829		1,050
Deductions	3,479		3,825
Reclassifications/Translations	6,075		10,219
Ending balance	165,621		159,196
Transmission installation and equipment | Accumulated depreciation and amortization
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance	(87,991)		(79,996)
Additions	11,554		11,463
Deductions	(3,227)		(3,545)
Reclassifications/Translations	(1,786)		77
Ending balance	(94,532)		(87,991)
Satellite, earth station and equipment | Gross or Cost
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance	10,423		12,344
Additions	359		236
Deductions	15		2
Reclassifications/Translations	(239)		(2,155)
Ending balance	10,528		10,423
Satellite, earth station and equipment | Accumulated depreciation and amortization
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance	(4,412)		(5,809)
Additions	743		900
Deductions	(16)		(1)
Reclassifications/Translations	60		(2,296)
Ending balance	(5,199)		(4,412)
Cable network | Gross or Cost
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance	60,796		54,423
Additions	8,722		8,280
Deductions	33		68
Reclassifications/Translations	(1,926)		(1,839)
Ending balance	67,559		60,796
Cable network | Accumulated depreciation and amortization
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance	(15,978)		(14,237)
Additions	4,210		2,509
Deductions	(11)		(66)
Reclassifications/Translations	(1,442)		(702)
Ending balance	(18,735)		(15,978)
Power supply | Gross or Cost
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance	20,988		20,114
Additions	303		45
Deductions	390		311
Reclassifications/Translations	1,134		1,140
Ending balance	22,035		20,988
Power supply | Accumulated depreciation and amortization
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance	(14,757)		(13,597)
Additions	1,546		1,512
Deductions	(383)		(309)
Reclassifications/Translations	(46)		(43)
Ending balance	(15,874)		(14,757)
Data processing equipment | Gross or Cost
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance	17,663		16,409
Additions	250		3
Deductions	314		703
Reclassifications/Translations	1,659		1,954
Ending balance	19,258		17,663
Data processing equipment | Accumulated depreciation and amortization
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance	(12,780)		(11,977)
Additions	1,708		1,522
Deductions	(301)		(708)
Reclassifications/Translations	(57)		(11)
Ending balance	(14,130)		(12,780)
Other telecommunication peripherals | Gross or Cost
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance	7,513		5,340
Additions	1,646		2,157
Reclassifications/Translations	(38)		16
Ending balance	9,121		7,513
Other telecommunication peripherals | Accumulated depreciation and amortization
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance	(2,885)		(1,766)
Additions	1,492		1,120
Reclassifications/Translations	(47)		(1)
Ending balance	(4,330)		(2,885)
Office equipment | Gross or Cost
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance	2,125		2,361
Additions	205		216
Deductions	57		354
Reclassifications/Translations	79		(98)
Ending balance	2,352		2,125
Office equipment | Accumulated depreciation and amortization
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance	(1,574)		(1,678)
Additions	357		375
Deductions	(57)		(360)
Reclassifications/Translations	(8)		(119)
Ending balance	(1,866)		(1,574)
Vehicles | Gross or Cost
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance	551		568
Additions	34		48
Deductions	43		104
Reclassifications/Translations	(5)		39
Ending balance	537		551
Vehicles | Accumulated depreciation and amortization
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance	(229)		(210)
Additions	71		74
Deductions	(26)		(70)
Reclassifications/Translations	(4)		15
Ending balance	(270)		(229)
Other equipment | Gross or Cost
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance	68		123
Additions	6		17
Reclassifications/Translations	(27)		(72)
Ending balance	47		68
Other equipment | Accumulated depreciation and amortization
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance	(47)		(66)
Additions	4		2
Reclassifications/Translations	(11)		(21)
Ending balance	(40)		(47)
Property under construction | Gross or Cost
PROPERTY, PLANT AND EQUIPMENT, NET
Beginning balance	2,524		2,619
Additions	13,613		15,610
Deductions	29		8
Reclassifications/Translations	(13,158)		(15,697)
Ending balance	Rp 2,950		Rp 2,524